Fair Value Measurements (Details) - Schedule of roll-forward of the obligations for contingent purchase price - Contingent Purchase Price [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of roll-forward of the obligations for contingent purchase price [Line Items]
Opening balance, January 1	$ 10,304	$ 22,621
Cash payments		(4,314)
Contingent consideration derecognized in connection with divesture of a business		(1,413)
Change in fair value	(2,200)	(6,600)
Accrued interest on the contingent consideration	736	360
Effect of exchange rate fluctuations	(49)	(350)
Ending balance, December 31	8,791	10,304
Less: Current portion	8,791	8,104
Obligation for contingent purchase price, net of current portion		$ 2,200